Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Charges, Net
Schedule of deferred charges, net

Deferred charges consisted of the following (in thousands):

	Drydocking and Special Survey Costs	Finance and Other Costs	Total Deferred Charges
As of January 1, 2011	$5,013	$19,679	$24,692
Additions	7,218	83,301	90,519
Amortization	(5,800)	(9,700)	(15,500)

As of December 31, 2011	$6,431	$93,280	$99,711
Additions	9,308	186	9,494
Amortization	(6,070)	(14,314)	(20,384)

As of December 31, 2012	$9,669	$79,152	$88,821